CAPITALIZED SOFTWARE DEVELOPMENT COSTS, NET	12 Months Ended
Dec. 31, 2016
Research and Development [Abstract]
CAPITALIZED SOFTWARE DEVELOPMENT COSTS, NET
NOTE 6:	CAPITALIZED SOFTWARE DEVELOPMENT COSTS, NET

The changes in capitalized software development costs during the years ended December 31, 2015 and 2016 were as follows:

	Year ended December 31,
	2015	2016

Balance at the beginning of the year	$19,243	$19,856

Capitalization	6,032	5,545
Amortization	(5,439)	(4,929)
Functional currency translation adjustments	20	283

Balance at the year end	$19,856	$20,755

Amortization of capitalized software development costs for 2014, 2015 and 2016, was $4,926, $5,439 and $4,929, respectively. Amortization expense is included in cost of revenues.